UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

215-882-9983

Date of fiscal year end: September 30, 2018

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Annual Report

September 30, 2018

ALPHA ARCHITECT ETF TRUST

TABLE OF CONTENTS

Empower Investors Through Education | Affordable Alpha

Dear Alpha Architect ETF Trust Shareholders,	November 16, 2018

Thank you for your investment in the Alpha Architect US Quantitative Value ETF (“QVAL”), Alpha Architect International Quantitative Value ETF (“IVAL”), Alpha Architect US Quantitative Momentum ETF (“QMOM”), Alpha Architect International Quantitative Momentum ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”) collectively referred to as the “Funds”. The information presented in this letter relates to the operations of the Funds for the fiscal year ended September 30, 2018 (“FY 2018”). On February 1, 2017, QVAL, IVAL, QMOM, and IMOM transitioned from active management to passive management. The performance prior to February 1, 2017 reflects the performance of each of QVAL, IVAL, QMOM, and IMOM while actively managed. Performance after February 1, 2017 reflects the Funds’ current objectives of seeking to track the total return performance, before fees and expenses, of its index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”).

QVAL seeks to track the Alpha Architect Quantitative Value Index and IVAL seeks to track the Alpha Architect International Quantitative Value Index. Similarly, QMOM seeks to track the Alpha Architect Quantitative Momentum Index and IMOM seeks to track the Alpha Architect International Quantitative Momentum Index.

VMOT is structured as a “fund of funds” ETF that seeks to invest in value and momentum securities (using QVAL and IVAL ETFs for value investments, and QMOM and IMOM for momentum investments) as well as applying trend-rules to the U.S. (QVAL and QMOM) and International (IVAL and IMOM) allocations on a monthly assessment. Since inception, VMOT seeks to track the Alpha Architect Value Momentum Trend Index.

The investment strategies and approaches used in managing the Funds generally remain the same, regardless of market conditions. QVAL’s index seeks to identify cheap, high quality stocks in the domestic (US) market. IVAL’s index seeks to identify cheap, high quality stocks in international markets. QMOM’s index seeks to identify stocks with the highest quality momentum in the domestic (US) market. IMOM’s index seeks to identify stocks with the highest quality momentum in international markets. VMOT’s index seeks to invest in Value (QVAL and IVAL) and Momentum (QMOM and IMOM) securities in both the domestic (US) market and international markets (through the fund-of-funds structure) while also applying trend-rules based on a monthly assessment. All Funds target mid and large cap equities, either directly (QVAL, IVAL, QMOM, IMOM) or indirectly (VMOT, which holds shares of QVAL, QMOM, IVAL, and IMOM). The standalone Funds (QVAL, QMOM, IVAL, and IMOM) generally hold 50 or fewer positions. QVAL and IVAL are diversified funds. In contrast, QMOM and IMOM are currently non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, each of QMOM and IMOM is considered to be more exposed to individual stock volatility than a diversified fund. In addition, VMOT holds shares of four ETFs and, while it is also considered non-diversified, is nonetheless generally more diversified than its individual constituents given its number of positions on a look-through basis.

Regarding domestic stocks, FY 2018 observed several market factors that, in our view, are worth noting. For FY 2018, the S&P 500 Growth Total Return Index outperformed the S&P 500 Value Total Return Index by 15.15%, highlighting the continued underperformance of value. The FY 2018 result is similar to FY 2017 when value underperformed growth by 3.43%. Value also underperformed internationally. For FY 2018, the MSCI EAFE Growth Total Return Index outperformed the MSCI EAFE Value Total Return Index by 6.12%, highlighting value’s underperformance globally. The FY 2018 underperformance of value contrasts with the underperformance of growth in FY2017, when value outperformed growth by 7.11%. We like to highlight that concentrated factor strategies focused on a specific style (e.g., value, growth, momentum, and so forth) can deviate greatly from traditional capitalization-weighted portfolios. This deviation from standard passive benchmarks is often more pronounced when factor style portfolios are more concentrated, which is the case for our Funds.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The individual fund performance drivers during the most recent fiscal year/period are outlined below:

QVAL
For FY 2018, QVAL was up 15.48% at its market price and up 15.72% at net asset value (NAV).

The best performing security in the Fund during the period was Macy’s Inc., up 74.50%. The second best performing security was Kohls Corp, up 73.22% for the period. The third best performing security for the period was Foot Locker Inc., up 51.31% for the period.

The worst performing security in the Fund during the period was Western Digital Corp, down 39.84%. The second worst performing security was Sanderson Farms Inc., down 34.92% for the period. The third worst performing security was Thor Industries Inc., down 29.98% for the period.

For FY 2018, QVAL (at NAV) outperformed the S&P 500 Value Total Return Index, which returned 10.08%.

QVAL distributed income to shareholders on a quarterly basis.

IVAL
For FY 2018, IVAL was down 1.61% at its market price and down 0.92% at NAV.

The best performing security in the Fund during the period was Showa Shell Sekiyu KK, up 50.41%. The second best performing security was Sony Corp, up 31.20% for the period. The third best performing security for the period was Neste Oyj, up 27.35% for the period.

The worst performing security in the Fund during the period was Ceconomy AG, down 33.81%. The second worst performing security was Ulvac Inc., down 32.21% for the period. The third worst performing security was Tosoh Corp, down 27.35% for the period.

For FY 2018, IVAL (at NAV) underperformed the MSCI EAFE Value Index (USD), which returned 0.24%

IVAL distributed income to shareholders on a quarterly basis.

QMOM
For FY 2018, QMOM was up 25.10% at its market price and up 25.19% at NAV.

The best performing security in the Fund during the period was Square Inc.-A, up 159.05%. The second best performing security was Sarepta Therapeutics Inc., up 118.85% for the period. The third best performing security for the period was Align Technology Inc., up 108.96% for the period.

The worst performing security in the Fund during the period was Pilgrim’s Pride Corp, down 32.91%. The second worst performing security was Nektar Therapeutics, down 31.96% for the period. The third worst performing security was Sanderson Farms Inc., down 30.12% for the period.

For FY 2018, QMOM (at NAV) underperformed the S&P 500 Growth Total Return Index, which returned 25.21%

QMOM distributed income to shareholders on a quarterly basis.

IMOM
For FY 2018, IMOM was up 1.16% at its market price and up 1.42% at NAV.

The best performing security in the Fund during the period was Wirecard AG, up 104.57%. The second best performing security was GMO Payment Gateway Inc., up 53.14% for the period. The third best performing security for the period was Fevertree Drinks PLC, up 41.70% for the period.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The worst performing security in the Fund during the period was Eramet, down 50.26%. The second worst performing security was Evotec AG, down 40.93% for the period. The third worst performing security was Air France-KLM, down 34.42% for the period.

For FY 2018, IMOM (at NAV) underperformed the MSCI EAFE Growth Total Return Index (USD), which returned 6.27%.

IMOM distributed income to shareholders on a quarterly basis.

VMOT
For FY 2018, VMOT was up 8.00% at its market price and up 8.17% at NAV.

For FY 2018, VMOT underperformed the MSCI World Index Gross (USD), which returned 11.84%.

VMOT distributed income to shareholders on a quarterly basis.

Please note, returns of the best/worst performers cited above reflect the returns of the stocks during the time period held by the Funds, not for the fiscal year (unless held by one of the Funds for an entire fiscal year).

We appreciate your continued investment in the Funds.

Sincerely,

Wesley R. Gray Ph.D.
Chief Executive Officer

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Funds. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were trade at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of 4:00 p.m. Eastern Time.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Any offering must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy, hold or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

RISKS

Investments involve risk. Principal loss is possible.

Non-diversification Risk. Because each of QMOM, IMOM and VMOT are non-diversified, each may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Funds’ Shares and greater risk of loss.

Value Style Risk. Value investing is subject to the risk that intrinsic values of investments may not be recognized by the broad market or that their prices may decline.

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Funds using a momentum strategy may suffer.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Small Company Risk. Investments in smaller companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons including fund operating expenses and portfolio transaction costs not incurred by an index and a fund may not be fully invested in securities of an index or may hold securities not included in an index.

Derivatives Risk. Derivatives can be volatile and involve various types of degrees of risks including hedging risks. The use of derivatives in connection with the VMOT index’s hedging strategies may expose the index (and therefore the fund) to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity securities.

Fund of Funds Risk. VMOT primarily invests in other funds and performance largely depends on the investment performance of those underlying Alpha Architect ETFs. An investor will indirectly bear the principal risks and its share of fees and expenses of the underlying funds.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

INDICES

The S&P 500 Value Index represents the value companies of the S&P 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The S&P 500 Growth Index represents the growth companies of the S&P 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The MSCI EAFE Value Index captures large and mid-cap securities exhibiting overall value style characteristics across Developed Market countries around the world, excluding the US and Canada. The MSCI EAFE Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the US and Canada. The MSCI World Index is designed to represent the performance of large and mid-cap stocks across 23 developed markets.

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities or their depository receipts with positive momentum.

The Alpha Architect Value Momentum Trend Index will be composed primarily of the other ETFs advised by the Adviser which invest in either domestic or international equity securities and employ either a “momentum” or “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Indices do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Alpha is defined as the excess return of the fund relative to the return of the benchmark index.

The Funds are distributed by Quasar Distributors, LLC. The Funds’ investment advisor is Empowered Funds, LLC, which is doing business as Alpha Architect.

Alpha Architect | 213 Foxcroft Road | Broomall, PA 19008 | T: 215.882.9983 | F: 216.245.3686
www.AlphaArchitect.com

Alpha Architect U.S. Quantitative Value ETF
Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since
	1 Year	Inception
Alpha Architect U.S. Quantitative Value ETF	15.72%	6.91%
S&P 500® Value Index	10.08%	9.79%
Alpha Architect U.S. Quantitative Value Index	15.97%	7.29%

The S&P® 500 Value Index is a measure of value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

The Alpha Architect U.S. Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on October 21, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2018 (Unaudited)
Alpha Architect U.S. Quantitative Value ETF

% of Net
Sector[1]	Assets
Manufacturing	61.4%
Retail Trade	17.1%
Finance and Insurance	8.0%
Construction	4.8%
Arts, Entertainment, and Recreation	3.0%
Information	2.8%
Administrative and Support and Waste Management and Remediation Services	2.6%
Other Assets	0.3%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect International Quantitative Value ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since
	1 Year	Inception
Alpha Architect International Quantitative Value ETF	(0.92%)	7.74%
MSCI EAFE Value Index	0.24%	5.08%
Alpha Architect International Quantitative Value Index	(0.29%)	8.39%

The MSCI EAFE Value Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. With 487 constituents, the index targets 50% coverage of the free float-adjusted market capitalization of the MSCI EAFE Index.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depository receipts with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on December 16, 2014. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2018 (Unaudited)
Alpha Architect International Quantitative Value ETF

Sector[1]	% Net Assets
Consumer Discretionary	19.3%
Energy	13.4%
Information Technology	11.3%
Industrials	9.8%
Materials	8.1%
Utilities	4.6%
Automobile & Components	4.3%
Metal Ore Mining	4.0%
Manufacturing	3.0%
Telecommunication Services	2.4%
Air Transportation	2.2%
Mining, Quarrying, and Oil and Gas Extraction	2.2%
Construction	2.1%
Wholesale Trade	2.1%
Automobiles	2.1%
Financials	2.1%
Electrical Equipment	2.0%
Household Products	2.0%
Consumer Staples	1.5%
Other Assets	1.5%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect U.S. Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since
	1 Year	Inception
Alpha Architect U.S. Quantitative Momentum ETF	25.19%	11.65%
S&P 500® Growth Index	25.21%	16.88%
Alpha Architect U.S. Quantitative Momentum Index	25.98%	13.04%

The S&P® 500 Growth Index is a measure of growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500®.

The Alpha Architect U.S. Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

*This chart assumes an initial gross investment of $10,000 made on December 1, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2018 (Unaudited)
Alpha Architect U.S. Quantitative Momentum ETF

% of Net
Sector[1]	Assets
Manufacturing	31.6%
Information	23.3%
Retail Trade	11.0%
Professional, Scientific, and Technical Services	10.0%
Administrative and Support and Waste Management and Remediation Services	7.9%
Mining, Quarrying, and Oil and Gas Extraction	6.3%
Finance and Insurance	5.8%
Accommodation and Food Services	2.2%
Wholesale Trade	1.8%
Other Assets	0.1%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect International Quantitative Momentum ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since
	1 Year	Inception
Alpha Architect International Quantitative Momentum ETF	1.42%	5.46%
MSCI EAFE Growth Index	6.27%	9.68%
Alpha Architect International Quantitative Momentum Index	2.71%	7.12%

The MSCI EAFE Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across Developed Markets countries around the world, excluding the US and Canada. The growth investment style characteristics for index construction are defined using five variables; long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend. With 540 constituents, the index targets 50% coverage of the free-adjusted market capitalization of the MSCI EAFE Index.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

*This chart assumes an initial gross investment of $10,000 made on December 22, 2015. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Tabular Presentation of Schedule of Investments
As of September 30, 2018 (Unaudited)
Alpha Architect International Quantitative Momentum ETF

Sector[1]	% Net Assets
Information Technology	19.4%
Health Care	15.4%
Materials	11.6%
Consumer Staples	11.6%
Energy	7.2%
Financials	6.6%
Manufacturing	5.8%
Industrials	4.4%
Consumer Discretionary	4.3%
Retail Trade	2.4%
Healthcare-Products	2.4%
Utilities	2.2%
Technology	2.2%
Gaming	2.0%
Real Estate	1.9%
Other Assets	0.6%
Total	100.0%

1. Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

Alpha Architect Value Momentum Trend ETF

Growth of $10,000 (Unaudited)

	Average Annual Return*
		Since
	1 Year	Inception
Alpha Architect Value Momentum Trend ETF	8.17%	12.19%
MSCI The World Index Gross (USD)	11.84%	13.74%
Alpha Architect Value Momentum Trend Index	7.85%	12.25%

The MSCI World Index captures large and mid-cap representation across 23 Developed Markets countries. With 1,640 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by the Adviser (“Alpha Architect ETFs”. Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

*This chart assumes an initial gross investment of $10,000 made on May 2, 2017. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2018

Shares		Value
COMMON STOCKS - 99.7%
Activities Related to Credit Intermediation - 2.6%
170,009	The Western Union Co.	$3,240,372
Animal Slaughtering and Processing - 2.4%
51,066	Tyson Foods, Inc.	3,039,959
Basic Chemical Manufacturing - 2.3%
34,555	Westlake Chemical Corp.	2,871,866
Business Support Services - 2.6%
13,517	Alliance Data Systems Corp.	3,192,175
Clothing Stores - 2.5%
105,660	The Gap, Inc.	3,048,291
Communications Equipment Manufacturing - 2.5%
39,105	InterDigital, Inc.	3,128,400
Computer and Peripheral Equipment Manufacturing - 5.2%
129,064	HP, Inc.	3,325,979
64,629	Seagate Technology PLC(b)	3,060,183
		6,386,162
Department Stores - 4.8%
39,151	Kohl’s Corp.	2,918,707
88,392	Macy’s, Inc.	3,069,854
		5,988,561
Electronics and Appliance Stores - 2.5%
39,795	Best Buy Co., Inc.	3,158,131
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.7%
22,899	Cummins, Inc.	3,344,857
Footwear Manufacturing - 2.4%
108,265	Skechers U.S.A., Inc.(a)	3,023,841
Foundries - 2.5%
36,810	Reliance Steel & Aluminum Co.	3,139,525
Grain and Oilseed Milling - 2.7%
31,720	Ingredion, Inc.	3,329,331
Home Furnishings Stores - 2.1%
177,102	Bed Bath & Beyond, Inc.	2,656,530
Independent Artists, Writers, and Performers - 3.0%
108,890	Viacom, Inc.	3,676,126
Industrial Machinery Manufacturing - 2.3%
75,254	Applied Materials, Inc.	2,908,567
Insurance Carriers - 2.9%
17,244	Cigna Corp.	3,591,063
Iron and Steel Mills and Ferroalloy Manufacturing - 2.6%
70,369	Steel Dynamics, Inc.	3,179,975
Motor Vehicle Body and Trailer Manufacturing - 2.3%
33,567	Thor Industries, Inc.	2,809,558

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
September 30, 2018

Shares		Value
Motor Vehicle Manufacturing - 2.6%
46,982	PACCAR, Inc.	$3,203,703
Motor Vehicle Parts Manufacturing - 7.5%
64,080	Allison Transmission Holdings, Inc.	3,332,801
73,291	BorgWarner, Inc.	3,135,389
19,962	Lear Corp.	2,894,490
		9,362,680
Nondepository Credit Intermediation - 2.5%
119,980	H&R Block, Inc.	3,089,485
Petroleum and Coal Products Manufacturing - 2.4%
42,122	Hollyfrontier Corp.	2,944,328
Pharmaceutical and Medicine Manufacturing - 2.7%
43,172	Gilead Sciences, Inc.	3,333,310
Printing and Related Support Activities - 2.5%
54,248	Deluxe Corp.	3,088,881
Radio and Television Broadcasting - 2.8%
61,017	CBS Corp.	3,505,427
Residential Building Construction - 4.8%
71,692	DR Horton, Inc.	3,023,968
1,212	NVR, Inc.(a)	2,994,610
		6,018,578
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 4.7%
105,520	Huntsman Corp.	2,873,310
28,906	LyondellBasell Industries NV(b)	2,963,154
		5,836,464
Sawmills and Wood Preservation - 2.4%
110,582	Louisiana-Pacific Corp.	2,929,317
Semiconductor and Other Electronic Component Manufacturing - 6.8%
18,710	Lam Research Corp.	2,838,307
61,824	Micron Technology, Inc.(a)	2,796,300
34,551	MKS Instruments, Inc.	2,769,263
		8,403,870
Shoe Stores - 2.7%
66,349	Foot Locker, Inc.	3,382,472
Sporting Goods, Hobby, and Musical Instrument Stores - 2.4%
83,313	Dicks Sporting Goods, Inc.	2,955,945
	TOTAL COMMON STOCKS (Cost $125,633,800)	$123,767,750

	TOTAL INVESTMENTS - 99.7% (Cost $125,633,800)	$123,767,750
	Other Assets in Excess of Liabilities - 0.3%	382,457
	TOTAL NET ASSETS - 100.0%	$124,150,207

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2018

Shares		Value
COMMON STOCKS - 98.5%
Australia - 13.8%
1,930,894	Beach Energy Ltd.	$2,986,904
240,098	Crown Resorts Ltd.	2,375,971
663,474	Fortescue Metals Group Ltd.	1,880,005
319,304	OZ Minerals Ltd.	2,153,452
39,275	Rio Tinto Ltd.	2,235,996
678,083	Whitehaven Coal Ltd.	2,666,434
		14,298,762
France - 1.9%
22,369	Renault SA	1,934,877
Germany - 10.1%
219,108	CECONOMY AG	1,547,740
26,272	Covestro AG	2,130,945
79,371	Deutsche Lufthansa AG	1,949,971
99,322	RWE AG	2,450,502
75,060	Uniper SE	2,310,303
		10,389,461
Italy - 4.2%
120,960	Eni SpA	2,286,652
963,973	Saras SpA	2,062,722
		4,349,374
Japan - 49.5%
101,800	Alps Electric Co., Ltd.	2,585,767
58,400	Bridgestone Corp.	2,206,576
318,800	Citizen Watch Co., Ltd.	2,101,577
39,000	Fujitsu Ltd.	2,778,947
151,500	Haseko Corp.	1,966,753
61,400	Hitachi Ltd.	2,085,935
127,500	Kajima Corp.	1,852,689
89,600	KDDI Corp.	2,475,395
138,400	KINDEN Corp.	2,215,716
179,100	Mazda Motor Corp.	2,150,083
86,500	NGK Spark Plug Co., Ltd.	2,519,935
213,300	NHK Spring Co., Ltd.	2,217,103
231,700	Nissan Motor Co., Ltd.	2,168,746
210,800	Obayashi Corp.	1,996,310
248,700	Shimizu Corp.	2,269,864
165,300	Showa Shell Sekiyu KK	3,501,823
49,700	Sony Corp.	3,047,089
44,900	Suzuki Motor Corp.	2,571,811
44,400	Taisei Corp.	2,024,221
89,500	Toshiba Corp.(a)	2,587,639
135,600	TOSOH Corp.	2,088,541
43,400	Ulvac, Inc.	1,629,123
		51,041,643

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
September 30, 2018

Shares		Value
Norway - 2.5%
92,159	Equinor ASA	$2,598,739
Sweden - 1.8%
66,096	Boliden AB	1,843,644
United Kingdom - 14.7%
100,782	Anglo American PLC	2,263,332
313,915	Barratt Developments PLC	2,319,932
43,192	Berkeley Group Holdings PLC	2,071,158
237,101	Inchcape PLC	2,067,472
258,943	International Consolidated Airlines Group SA	2,228,229
281,834	Redrow PLC	2,143,455
913,513	Taylor Wimpey PLC	2,045,587
		15,139,165

	TOTAL COMMON STOCKS (Cost $103,602,046)	$101,595,665

	TOTAL INVESTMENTS - 98.5% (Cost $103,602,046)	$101,595,665
	Other Assets in Excess of Liabilities - 1.5%	1,501,633
	TOTAL NET ASSETS - 100.0%	$103,097,298

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2018

Shares		Value
COMMON STOCKS - 99.9%
Agriculture, Construction, and Mining Machinery Manufacturing - 1.7%
21,370	Novanta, Inc.(a)(b)	$1,461,708
Business Support Services - 2.2%
19,057	Atlassian Corp PLC(a)(b)	1,832,140
Clothing Stores - 1.8%
36,563	Urban Outfitters, Inc.(a)	1,495,427
Computer and Peripheral Equipment Manufacturing - 6.0%
19,450	NetApp, Inc.	1,670,561
29,555	Seagate Technology PLC(b)	1,399,429
20,607	Square, Inc.(a)	2,040,299
		5,110,289
Computer Systems Design and Related Services - 4.3%
20,511	GoDaddy, Inc.(a)	1,710,412
27,556	Okta, Inc.(a)	1,938,840
		3,649,252
Data Processing, Hosting, and Related Services - 6.4%
36,691	Acxiom Holdings, Inc.(a)	1,812,902
32,260	Match Group, Inc.(a)	1,868,177
8,892	WEX, Inc.(a)	1,785,158
		5,466,237
Department Stores - 1.9%
21,136	Kohl’s Corp.	1,575,689
Depository Credit Intermediation - 1.9%
5,092	SVB Financial Group(a)	1,582,746
Electronic Shopping and Mail-Order Houses - 3.6%
860	Amazon.com, Inc.(a)	1,722,580
26,005	Copart, Inc.(a)	1,340,038
		3,062,618
Employment Services - 5.7%
18,130	ASGN, Inc.(a)	1,431,001
21,335	Robert Half International, Inc.	1,501,557
22,503	Teladoc Health, Inc.(a)	1,943,134
		4,875,692
Footwear Manufacturing - 2.0%
14,084	Deckers Outdoor Corp.(a)	1,670,081
Gasoline Stations - 1.5%
30,914	Delek US Holdings, Inc.	1,311,681
Insurance Carriers - 2.1%
11,925	Molina Healthcare, Inc.(a)	1,773,247
Management, Scientific, and Technical Consulting Services - 3.7%
19,412	2U, Inc.(a)	1,459,588
14,370	Insperity, Inc.	1,694,941
		3,154,529
Medical Equipment and Supplies Manufacturing - 6.0%
4,358	Align Technology, Inc.(a)	1,704,937
31,855	Globus Medical, Inc.(a)	1,808,090
6,631	Inogen, Inc.(a)	1,618,760
		5,131,787

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
September 30, 2018

Shares		Value
Motion Picture and Video Industries - 2.3%
19,882	World Wrestling Entertainment, Inc.	$1,923,186
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.9%
13,242	LivaNova PLC(a)(b)	1,641,611
Oil and Gas Extraction - 4.2%
25,497	Continental Resources, Inc.(a)	1,740,935
89,884	WPX Energy, Inc.(a)	1,808,466
		3,549,401
Other Financial Investment Activities - 1.8%
28,288	Moelis & Co.	1,550,182
Other General Merchandise Stores - 2.2%
14,492	Five Below, Inc.(a)	1,884,830
Other Professional, Scientific, and Technical Services - 2.0%
8,587	ServiceNow, Inc.(a)	1,679,875
Petroleum and Coal Products Manufacturing - 7.8%
22,419	Hollyfrontier Corp.	1,567,088
80,643	Marathon Oil Corp.	1,877,369
33,080	PBF Energy, Inc.	1,651,023
13,838	Valero Energy Corp.	1,574,072
		6,669,552
Pharmaceutical and Medicine Manufacturing - 4.0%
6,595	Ligand Pharmaceuticals, Inc.(a)	1,810,262
25,237	Nektar Therapeutics(a)	1,538,447
		3,348,709
Plastics Product Manufacturing - 2.1%
11,152	Proto Labs, Inc.(a)	1,803,836
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 1.8%
15,957	New Relic, Inc.(a)	1,503,628
Restaurants and Other Eating Places - 2.2%
12,837	Wayfair, Inc.(a)	1,895,640
Software Publishers - 14.7%
25,633	Bottomline Technologies DE, Inc.(a)	1,863,776
23,726	Coupa Software, Inc.(a)	1,876,727
11,690	EPAM Systems, Inc.(a)	1,609,713
20,571	Fortinet, Inc.(a)	1,898,086
11,673	HubSpot, Inc.(a)	1,762,039
17,054	PTC, Inc.(a)	1,810,964
18,207	Qualys, Inc.(a)	1,622,244
		12,443,549
Support Activities for Mining - 2.1%
25,337	Hess Corp.	1,813,622
	TOTAL COMMON STOCKS (Cost $78,055,610)	$84,860,744

	TOTAL INVESTMENTS - 99.9% (Cost $78,055,610)	$84,860,744
	Other Assets in Excess of Liabilities - 0.1%	120,163
	TOTAL NET ASSETS - 100.0%	$84,980,907

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2018

Shares		Value
COMMON STOCKS - 99.4%
Australia - 4.6%
109,258	Afterpay Touch Group Ltd.(a)	$1,417,643
1,021,283	Beach Energy Ltd.	1,579,825
		2,997,468
Cayman Islands - 2.2%
1,220,003	China Resources Cement Holdings Ltd.	1,419,741
Denmark - 4.1%
16,519	Royal Unibrew A/S	1,360,530
35,005	William Demant Holding A/S(a)	1,315,637
		2,676,167
Finland - 2.2%
56,287	Fortum Oyj	1,410,949
France - 6.6%
8,789	Dassault Systemes SE	1,313,825
11,236	Sartorius Stedim Biotech	1,545,897
13,242	Ubisoft Entertainment SA(a)	1,436,296
		4,296,018
Germany - 6.4%
12,148	MorphoSys AG(a)	1,299,018
6,502	MTU Aero Engines AG	1,465,288
6,398	Wirecard AG	1,386,881
		4,151,187
Hong Kong - 6.0%
712,569	Jiayuan International Group Ltd.	1,219,724
1,530,537	SSY Group Ltd.	1,478,071
1,384,641	Zhongyu Gas Holdings Ltd.	1,248,739
		3,946,534
Italy - 2.1%
68,780	ERG SpA	1,400,691
Japan - 36.6%
60,921	Capcom Co., Ltd.	1,545,813
16,270	FamilyMart UNY Holdings Co., Ltd.	1,694,016
27,680	Fancl Corp.	1,359,395
3,062	Fast Retailing Co., Ltd.	1,560,914
23,798	GMO Payment Gateway, Inc.	1,474,546
76,926	Kakaku.com, Inc.	1,504,397
28,378	Kikkoman Corp.	1,688,394
49,997	NGK Spark Plug Co., Ltd.	1,456,522

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
September 30, 2018

Shares		Value
58,125	Nihon Unisys Ltd.	$1,499,934
24,341	Open House Co., Ltd.	1,199,697
165,571	Rengo Co., Ltd.	1,412,060
29,885	Showa Denko KK	1,649,172
13,075	Taisho Pharmaceutical Holdings Co., Ltd.	1,598,414
48,234	Taiyo Yuden Co., Ltd.	1,084,225
57,189	Takara Bio, Inc.	1,585,507
79,571	Tokai Carbon Co., Ltd.	1,562,427
		23,875,433
Netherlands - 1.8%
15,297	Argenx SE(a)	1,156,213
Norway - 7.3%
18,179	Aker ASA	1,639,488
40,212	Aker BP ASA	1,706,555
29,547	Salmar ASA	1,474,672
		4,820,715
Spain - 2.2%
15,352	Amadeus IT Group SA	1,426,310
Sweden - 6.3%
108,921	Elekta AB	1,465,165
18,588	Evolution Gaming Group AB	1,324,965
44,686	Swedish Orphan Biovitrum AB (a)	1,307,285
		4,097,415
United Kingdom - 11.0%
38,657	AVEVA Group PLC	1,458,165
49,901	Hargreaves Lansdown PLC	1,453,673
119,670	Pearson PLC	1,388,211
324,777	Rotork PLC	1,399,062
34,657	Victrex PLC	1,508,751
		7,207,862

	TOTAL COMMON STOCKS (Cost $63,097,059)	$64,882,703

	TOTAL INVESTMENTS - 99.4% (Cost $63,097,059)	$64,882,703
	Other Assets in Excess of Liabilities - 0.6%	413,144
	TOTAL NET ASSETS - 100.0%	$65,295,847

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
September 30, 2018

Shares		Value
INVESTMENT COMPANIES - 100.4%

946,338	Alpha Architect U.S. Quantitative Value ETF(a)(b)	$29,345,942
1,096,450	Alpha Architect International Quantitative Value ETF(a)(b)	33,678,558
1,053,826	Alpha Architect U.S. Quantitative Momentum ETF(a)(b)	35,830,084
1,125,419	Alpha Architect International Quantitative Momentum ETF(a)(b)	32,100,326
	TOTAL INVESTMENT COMPANIES (Cost $124,783,382)	130,954,910

	TOTAL INVESTMENTS - 100.4% (Cost $124,783,382)	$130,954,910

	TOTAL SECURITIES SOLD SHORT - (25.4)% (Proceeds $32,440,216)	$(33,080,127)
	Other Assets in Excess of Liabilities - 25.0%	32,541,540
	TOTAL NET ASSETS - 100.0%	$130,416,323

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.

(b) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $65,581,327.

Schedule of Securities Sold Short
September 30, 2018

INVESTMENT COMPANIES - 25.4%
486,544	ISHARES TR MSCI EAFE ETF	$33,080,127
	TOTAL INVESTMENT COMPANIES (Proceeds $32,440,216)	33,080,127

	TOTAL SECURITIES SOLD SHORT - 25.4% (Proceeds $32,440,216)	$33,080,127

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$123,767,750	$101,595,665
Cash	230,367	854,689
Foreign Currency, at value	—	648
Dividends and interest receivable	234,349	712,284
Total Assets	124,232,466	103,163,286
Liabilities:
Accrued investment advisory fees	82,259	65,988
Total Liabilities	82,259	65,988
Net Assets	$124,150,207	$103,097,298

Net Assets Consist of:
Capital Stock	$145,018,104	$109,106,511
Total Distributable Earnings	(20,867,897)	(6,009,213)
Net assets	124,150,207	103,097,298

Calculation of Net Asset Value Per Share:
Net Assets	$124,150,207	$103,097,298
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,000,000	3,350,000
Net Asset Value, Redemption Price and Offering Price per Share	$31.04	$30.78

Cost of Investments	$125,633,800	$103,602,046
Cost of Foreign Currency	—	652

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$84,860,744	$64,882,703
Cash	156,187	161,133
Dividends and interest receivable	18,620	293,605
Total Assets	85,035,551	65,337,441
Liabilities:
Accrued investment advisory fees	54,644	41,594
Total Liabilities	54,644	41,594
Net Assets	$84,980,907	$65,295,847

Net Assets Consist of:
Capital Stock	$86,602,456	$76,841,183
Total Distributable Earnings	(1,621,549)	(11,545,336)
Net assets	$84,980,907	$65,295,847

Calculation of Net Asset Value Per Share:
Net Assets	$84,980,907	$65,295,847
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,500,000	2,300,000
Net Asset Value, Redemption Price and Offering Price per Share	$33.99	$28.39

Cost of Investments	$78,055,610	$63,097,059

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2018

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$130,954,910
Cash	252,693
Receivable for Fund shares sold	1,449,070
Investment securities sold	365,817
Broker interest and fees receivable	19,929
Deposit at broker for securities sold short	32,074,516
Total Assets	165,116,935
Liabilities:
Securities sold short, at value	33,080,127
Payable for investment securities purchased	1,454,994
Distribution payable	165,491
Total Liabilities	34,700,612
Net Assets	$130,416,323

Net Assets Consist of:
Capital Stock	$126,296,255
Total Distributable Earnings	4,120,068
Net assets	$130,416,323

Calculation of Net Asset Value Per Share:
Net Assets	$130,416,323
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	4,500,000
Net Asset Value, Redemption Price and Offering Price per Share	$28.98

Cost of Investments in affiliates	$124,783,382
Proceeds from Securities sold short	$32,440,216

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2018

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $269,216, respectively)	$2,332,156	$3,034,814
Total investment income	2,332,156	3,034,814

Expenses:
Investment advisory fees	890,003	702,940
Total expenses	890,003	702,940

Net Investment Income	1,442,153	2,331,874

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(7,859,249)	(3,220,900)
In-kind redemptions	24,750,988	8,707,519
Foreign currency	—	(7,152)
	16,891,739	5,479,467
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(6,280,623)	(6,348,862)
Foreign currency	—	(3,669,799)
	(6,280,623)	(10,018,661)
Net realized and unrealized gain (loss) on investments	10,611,116	(4,539,194)
Net increase (decrease) in net assets resulting from operations	$12,053,269	$(2,207,320)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2018

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $2,336 and $128,969, respectively)	$422,725	$1,022,803
Total investment income	422,725	1,022,803

Expenses:
Investment advisory fees	492,862	474,376
Total expenses	492,862	474,376

Net Investment Income (Loss)	(70,137)	548,427

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(5,151,037)	(10,065,642)
In-kind redemptions	15,614,428	10,398,995
Foreign currency	229	(19,532)
	10,463,620	313,821
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	3,353,935	(1,364,456)
Foreign currency	—	(361,146)
	3,353,935	(1,725,602)
Net realized and unrealized gain (loss) on investments	13,817,555	(1,411,781)
Net increase (decrease) in net assets resulting from operations	$13,747,418	$(863,354)

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2018

Alpha Architect Value Momentum Trend ETF
Investment Income:
Interest	$21,343
Dividend income from affiliates	1,040,708
Total investment income	1,062,051

Expenses:
Investment advisory fees	409,269
Broker interest expense	9,538
Total expenses	418,807
Less: Reimbursement of expenses from Advisor (Note 3)	(409,269)
Net expenses	9,538

Net Investment Income	1,052,513

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	(5,040)
Securities sold short	(974,398)
(979,438)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments in affiliates	3,621,953
Securities sold short	(639,911)
2,982,042
Net realized and unrealized gain (loss) on investments	2,002,604
Net increase (decrease) in net assets resulting from operations	$3,055,117

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,442,153	$809,225	$2,331,874	$1,074,503
Net realized gain on investments	16,891,739	3,612,837	5,479,467	5,994,822
Change in net unrealized appreciation (depreciation) on investments	(6,280,623)	6,487,685	(10,018,661)	6,210,315
Net increase (decrease) in net assets resulting from operations	12,053,269	10,909,747	(2,207,320)	13,279,640

Distributions to Shareholders:
Net investment income	(1,256,550)	(771,457)	(2,390,699)	(865,181)
Total distributions to shareholders	(1,256,550)	(771,457)	(2,390,699)	(865,181)

Capital Share Transactions:
Proceeds from shares sold	173,561,675	62,358,390	93,136,672	41,949,060
Payments for shares redeemed	(134,773,240)	(53,411,855)	(53,995,735)	(21,563,830)
Net increase (decrease) in net assets from net change in capital share transactions	38,788,435	8,946,535	39,140,937	20,385,230
Total increase in net assets	49,585,154	19,084,825	34,542,918	32,799,689
Net Assets:
Beginning of period	74,565,053	55,480,228	68,554,380	35,754,691
End of period	$124,150,207	$74,565,053	$103,097,298	$68,554,380
Undistributed Net Investment Income, End of Period	$223,371	$37,768	$362,395	$358,194

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,750,000	2,400,000	2,150,000	1,450,000
Shares sold	5,550,000	2,450,000	2,850,000	1,450,000
Shares reinvested	—	—	—	—
Shares repurchased	(4,300,000)	(2,100,000)	(1,650,000)	(750,000)
Shares outstanding, end of period	4,000,000	2,750,000	3,350,000	2,150,000

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2018	Year Ended September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(70,137)	$73,298	$548,427	$334,063
Net realized gain on investments	10,463,620	914,472	313,821	2,278,443
Change in net unrealized appreciation (depreciation) on investments	3,353,935	2,317,795	(1,725,602)	2,229,132
Net increase (decrease) in net assets resulting from operations	13,747,418	3,305,565	(863,354)	4,841,638

Distributions to Shareholders:
Net investment income	—	(74,945)	(523,749)	(246,459)
Return of Capital	—	(15,320)	—	—
Total distributions to shareholders	—	(90,265)	(523,749)	(246,459)

Capital Share Transactions:
Proceeds from shares sold	120,601,800	44,827,445	111,327,748	61,879,498
Payments for shares redeemed	(88,738,450)	(32,004,375)	(88,412,090)	(42,115,260)
Net increase (decrease) in net assets from net change in capital share transactions	31,863,350	12,823,070	22,915,658	19,764,238
Total increase in net assets	45,610,768	16,038,370	21,528,555	24,359,417
Net Assets:
Beginning of period	39,370,139	23,331,769	43,767,292	19,407,875
End of period	$84,980,907	$39,370,139	$65,295,847	$43,767,292
Undistributed Net Investment Income (Loss), End of Period	$(36,675)	$—	$45,667	$170,566

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,450,000	950,000	1,550,000	750,000
Shares sold	3,900,000	1,750,000	3,700,000	2,400,000
Shares reinvested	—	—	—	—
Shares repurchased	(2,850,000)	(1,250,000)	(2,950,000)	(1,600,000)
Shares outstanding, end of period	2,500,000	1,450,000	2,300,000	1,550,000

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

	Alpha Architect Value Momentum Trend ETF
	Year Ended September 30, 2018	For the period May 3, 2017 through September 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,052,513	$137,507
Net realized loss on investments	(979,438)	—
Change in net unrealized appreciation on investments	2,982,042	2,549,575
Net increase in net assets resulting from operations	3,055,117	2,687,082

Distributions to Shareholders:
Net investment income	(1,043,909)	(135,630)
Return of Capital	—	(1,877)
Total distributions to shareholders	(1,043,909)	(137,507)

Capital Share Transactions:
Proceeds from shares sold	90,661,385	38,094,675
Payments for shares redeemed	(2,900,520)	—
Net increase (decrease) in net assets from net change in capital share transactions	87,760,865	38,094,675
Total increase in net assets	89,772,073	40,644,250
Net Assets:
Beginning of period	40,644,250	—
End of period	$130,416,323	$40,644,250
Undistributed Net Investment Income (Loss), End of Period	$10,284	$1,877

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,500,000	—
Shares sold	3,100,000	1,500,000
Shares reinvested	—	—
Shares repurchased	(100,000)	—
Shares outstanding, end of period	4,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS
SEPTEMBER 30, 2018

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period	Total Return[2]	Net Assets, End Period (,000)	Net Expenses[4]	Total Expenses[3]	Net Investment Income (Loss)[3]	Portfolio Turnover Rate[6]

Alpha Architect U.S. Quantitative Value ETF
Year Ended September 30, 2018	$27.11	$0.39	$3.88	$4.27	$(0.34)	$—	$(0.34)	$31.04	15.72%	$124,150	0.79%	0.79%	1.28%	46%
Year Ended September 30, 2017	$23.12	$0.32	$3.98	$4.30	$(0.31)	$—	$(0.31)	$27.11	18.71%	$74,565	0.79%	0.79%	1.28%	81%
Year ended September 30, 2016	$23.09	$0.33	$0.03	$0.36	$(0.33)	$—	$(0.33)	$23.12	1.58%	$55,480	0.79%	0.79%	1.46%	74%
October 22, 2014[6] to September 30, 2015	$25.00	$0.29	$(1.95)	$(1.66)	$(0.25)	$—	$(0.25)	$23.09	(6.72%)	$47,343	0.79%	0.79%	1.17%	69%

Alpha Architect International Quantitative Value ETF
Year Ended September 30, 2018	$31.89	$0.84	$(1.11)	$(0.27)	$(0.84)	$—	$(0.84)	$30.78	(0.92%)	$103,097	0.79%	0.79%	2.62%	30%
Year Ended September 30, 2017	$24.66	$0.62	$7.13	$7.75	$(0.52)	$—	$(0.52)	$31.89	31.77%	$68,554	0.79%	0.79%	2.18%	44%
Year ended September 30, 2016	$23.16	$0.46	$1.38	$1.84	$(0.34)	$—	$(0.34)	$24.66	8.00%	$35,755	0.79%	0.79%	1.95%	119%
2015	$25.00	$0.54	$(1.98)	$(1.44)	$(0.40)	$—	$(0.40)	$23.16	(5.96%)	$18,529	0.79%	0.79%	2.67%	33%

Alpha Architect U.S. Quantitative Momentum ETF
Year Ended September 30, 2018	$27.15	$(0.03)	$6.87	$6.84	$—	$—	$—	$33.99	25.19%	$84,981	0.79%	0.79%	(0.11%)	91%
Year Ended September 30, 2017	$24.56	$0.06	$2.61	$2.67	$(0.07)	$(0.01)	$(0.08)	$27.15	10.90%	$39,370	0.79%	0.79%	0.24%	168%
December 2, 2015[6] to September 30, 2016	$25.00	$0.05	$(0.45)	$(0.40)	$(0.04)	$—	$(0.04)	$24.56	(1.58%)	$23,332	0.79%	0.79%	0.28%	213%

Alpha Architect International Quantitative Momentum ETF
Year Ended September 30, 2018	$28.24	$0.27	$0.15	$0.42	$(0.27)	$—	$(0.27)	$28.39	1.42%	$65,296	0.79%	0.79%	0.91%	119%
Year Ended September 30, 2017	$25.88	$0.28	$2.26	$2.54	$(0.18)	$—	$(0.18)	$28.24	9.90%	$43,767	0.79%	0.79%	1.11%	105%
2016	$25.00	$0.18	$0.81	$0.99	$(0.11)	$—	$(0.11)	$25.88	3.96%	$19,408	0.79%	0.79%	0.93%	217%

Alpha Architect Value Momentum Trend ETF
Year Ended September 30, 2018	$27.10	$0.34	$1.87	$2.21	$(0.33)	$—	$(0.33)	$28.98	8.17%	$130,416	0.01%[5]	0.46%[5]	1.16%[5]	44%
May 3, 2017[7,8] to September 30, 2017	$25.00	$0.13	$2.06	$2.19	$(0.09)	$—	$(0.09)	$27.10	8.77%	$40,644	0.00%	0.45%	1.27%	0%

1 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
2 All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.  Total return for a period of less than one year is not annualized.
3 For periods of less than one year, these ratios are annualized.
4 Net expenses include effects of any reimbursement or recoupment.
5 The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
6 Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
7 Commencement of operations.
8 Alpha Architect International Quantitative Momentum ETF and Alpha Architect Value Momentum Trend ETF paid a return of capital of less than $.005.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually the “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF and Alpha Architect International Quantitative Value ETF are considered diversified under the 1940 Act. In contrast, each of Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF and Alpha Architect Value Momentum Trend ETF is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of each Fund’s particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF*	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF*	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF*	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF*	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

*Effective January 31, 2018, the Value Shares U.S. Quantitative Value ETF, the Value Shares International Quantitative Value ETF, the Momentum Shares U.S. Quantitative Momentum ETF, and the Momentum Shares International Quantitative Momentum ETF changed their names to Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, respectively.

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non- U.S. equity securities or their depositary receipts with the potential for capital appreciation.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non- U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of other ETFs advised by Empowered Funds, LLC (“Adviser”). Currently, there are four Alpha Architect ETFs, which invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

A.
Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2018, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ALPHA ARCHITECT ETF TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2018:

Alpha Architect U.S. Quantitative Value ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$123,767,750	$—	$—	$123,767,750
Total Investments in Securities	$123,767,750	$—	$—	$123,767,750

Alpha Architect International Quantitative Value ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$101,595,665	$—	$—	$101,595,665
Total Investments in Securities	$101,595,665	$—	$—	$101,595,665

Alpha Architect U.S. Quantitative Momentum ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$84,860,744	$—	$—	$84,860,744
Total Investments in Securities	$84,860,744	$—	$—	$84,860,744

Alpha Architect International Quantitative Momentum ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$64,882,703	$—	$—	$64,882,703
Total Investments in Securities	$64,882,703	$—	$—	$64,882,703

Alpha Architect Value Momentum Trend ETF

Assets*	Level 1	Level 2	Level 3	Total
Investment Companies	$130,954,910	$—	$—	$130,954,910
Total Investments in Securities	$130,954,910	$—	$—	$130,954,910

Liabilities*
Investment Companies	$(33,080,127)	$—	$—	$(33,080,127)
Total Investments in Securities	$(33,080,127)	$—	$—	$(33,080,127)

*For further detail on each asset class, see the Schedule of Investments

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

During the fiscal period ended September 30, 2018, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds did not invest in any Level 3 investments during the period. Transfers between levels are recognized at the end of the reporting period.

B.
Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended September 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended September 30, 2018, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended September 30, 2018, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year and period ended September 30, 2018, the following table shows the reclassifications made:

	Undistributed Net Investment (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital

Alpha Architect U.S. Quantitative Value ETF	$—	$(24,592,402)	$24,592,402
Alpha Architect International Quantitative Value ETF	63,025	(8,573,162)	8,510,137
Alpha Architect U.S. Quantitative Momentum ETF	33,462	(15,570,101)	15,536,639
Alpha Architect International Momentum ETF	(149,576)	(10,078,015)	10,227,591
Alpha Architect Value Momentum Trend ETF	(197)	(442,395)	442,592

K.	Subsequent Events. In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2018, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

The Adviser serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds in exchange for a single unitary management fee. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.79%
Alpha Architect International Quantitative Value ETF	0.79%
Alpha Architect U.S. Quantitative Momentum ETF	0.79%
Alpha Architect International Quantitative Momentum ETF	0.79%
Alpha Architect Value Momentum Trend ETF	0.45%

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

The Adviser has contractually agreed to waive the unitary management fee of 0.45% for the Alpha Architect Value Momentum Trend ETF at least until January 31, 2019. The fee waived is not subject to recoupment.

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of September 30, 2018, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	% Ownership
Alpha Architect U.S. Quantitative Value ETF	77,653	1.94
Alpha Architect International Quantitative Value ETF	80,984	2.42
Alpha Architect U.S. Quantitative Momentum ETF	80,033	3.20
Alpha Architect International Momentum ETF	66,680	2.90
Alpha Architect Value Momentum Trend ETF	—	—

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2018, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$168,724,200	$51,335,464
Alpha Architect International Quantitative Value ETF	79,005,957	26,213,210
Alpha Architect U.S. Quantitative Momentum ETF	140,278,956	56,102,602
Alpha Architect International Momentum ETF	156,598,255	71,265,694
Alpha Architect Value Momentum Trend ETF	7,821,770	8,587,200

For the fiscal year ended September 30 , 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$55,771,279	$134,476,467
Alpha Architect International Quantitative Value ETF	39,132,614	53,632,147
Alpha Architect U.S. Quantitative Momentum ETF	36,282,073	88,656,736
Alpha Architect International Momentum ETF	22,836,258	85,716,271
Alpha Architect Value Momentum Trend ETF	90,472,701	2,895,229

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

For the fiscal year ended September 30, 2018, short term and long term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect U.S. Quantitative Value ETF	$20,397,457	$4,194,945
Alpha Architect International Quantitative Value ETF	5,501,612	3,008,525
Alpha Architect U.S. Quantitative Momentum ETF	14,218,994	1,351,016
Alpha Architect International Momentum ETF	9,327,469	900,122
Alpha Architect Value Momentum Trend ETF	214,863	227,729

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying investee funds have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated investee funds during the fiscal year ended September 30, 2018:

	Alpha	Alpha Architect
	Architect U.S.	International	Alpha Architect	Alpha Architect
	Quantitative	Quantitative	U.S. Quantitative	International
	Value ETF	Value ETF	Momentum ETF	Momentum ETF	Total
Value Beginning of Period	$9,334,889	$10,194,048	$9,620,501	$11,376,649	$40,526,087
Purchases	21,578,446	26,001,450	25,622,884	25,091,693	98,294,473
Proceeds from Sales	(3,014,189)	(714,154)	(4,798,539)	(2,955,679)	(11,482,561)
Net Realized Gains (Losses)	(18,132)	54,581	67,883	(109,372)	(5,040)
Change in Unrealized Appreciation (Depreciation)	1,464,928	(1,857,367)	5,317,355	(1,302,965)	3,621,951
Value End of Period	$29,345,942	$33,678,558	$35,830,084	$32,100,326	$130,954,910
Dividend Income	252,165	599,911	—	188,627	1,040,703
Capital Gains Distributions	—	—	—	—	—

	Alpha	Alpha Architect
	Architect U.S.	International	Alpha Architect	Alpha Architect
	Quantitative	Quantitative	U.S. Quantitative	International
	Value ETF	Value ETF	Momentum ETF	Momentum ETF
Shares, Beginning of Period	343,829	318,068	353,976	399,975
Number of Shares Purchased	701,118	801,107	853,289	826,267
Number of Shares Sold	(98,609)	(22,725)	(153,439)	(100,823)
Shares, End of Period	946,338	1,096,450	1,053,826	1,125,419

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at September 30, 2018 were as follows*:

				Alpha
		Alpha	Alpha	Architect
	Alpha	Architect	Architect U.S.	International	Alpha
	Architect U.S.	International	Quantitative	Quantitative	Architect Value
	Quantitative	Quantitative	Momentum	Momentum	Momentum
	Value ETF	Value ETF	ETF	ETF	Trend ETF
Tax cost of investments	$125,767,461	$103,903,711	$78,055,889	$63,242,383	$92,698,755
Gross tax unrealized appreciation	6,420,522	5,768,455	9,608,816	4,148,524	9,019,525
Gross tax unrealized depreciation	(8,420,233)	(8,076,501)	(2,803,961)	(2,508,204)	(3,843,497)
Net tax unrealized appreciation (depreciation)	$(1,999,711)	$(2,308,046)	$6,804,855	$1,640,320	$5,176,028
Undistributed ordinary income	223,371	602,411	—	189,049	8,604
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	223,371	602,411	—	189,049	8,604
Other accumulated gain (loss)	(19,091,562)	(4,298,840)	(8,426,404)	(13,373,121)	(1,064,564)
Total accumulated gain (loss)	$(20,867,902)	$(6,004,475)	$(1,621,549)	$(11,543,752)	$4,120,068

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the year ended September 30, 2018, the Funds did not defer any qualified late year losses.

At September 30, 2018, the Funds had the following capital loss carryforwards:

	Unlimited	Unlimited
	Short-Term	Long-Term
Alpha Architect U.S. Quantitative Value ETF	$14,953,591	$4,137,972
Alpha Architect International Quantitative Value ETF	2,860,998	1,437,843
Alpha Architect U.S. Quantitative Momentum ETF	8,390,097	—
Alpha Architect International Momentum ETF	13,373,121	—
Alpha Architect Value Momentum Trend ETF	1,064,564	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2018	September 30, 2017
	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$1,256,550	$771,457
Alpha Architect International Quantitative Value ETF	2,390,699	865,181
Alpha Architect U.S. Quantitative Momentum ETF	—	74,945
Alpha Architect International Momentum ETF	523,749	246,459
Alpha Architect Value Momentum Trend ETF	1,043,909	135,630

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

NOTE 8 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 11, 2016, the Audit Committee of the Board of Trustees of Alpha Architect ETF Trust (the “Trust”) accepted the appointment of Spicer Jeffries LLP as the Trust’s independent registered public accounting firm to audit the Trust’s financial statements for the year ending September 30, 2017.

The audit reports of Baker Tilly on the financial statements of the Trust for the two fiscal years ended September 30, 2015 and September 30, 2016 did not contain an adverse opinion or disclaimer of opinion, nor was either report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Trust’s two fiscal years ended September 30, 2015 and September 30, 2016, through November 11, 2016, there were no disagreements with Baker Tilly on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Baker Tilly, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports on the Trust’s financial statements for such years.

During the Trust’s two fiscal years ended September 30, 2015 and September 30, 2016, through November 11, 2016, there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1933, as amended.

The Trust requested that Baker Tilly furnish it with a letter addressed to the Securities and Exchange Commission (“SEC”) stating whether or not it agrees with the above statements. A copy of Baker Tilly’s response was filed as an Exhibit to the Trust’s Form N-SAR with the SEC on May 26, 2017.

NOTE 9 – CHANGE IN PRINCIPAL INVESTMENT STRATEGY

Effective February 1, 2017, each of the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF changed its principal investment strategy from an “active management” investment approach to a “passive management” (also known as indexing) investment approach designed to track the performance, before fees and expenses, of each Fund’s index. Each index is based on a proprietary methodology developed by Empirical Finance, LLC, doing business as Alpha Architect, and licensed to Empowered Funds, LLC, the Funds’ investment adviser and an indirect subsidiary of Alpha Architect.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2018

NOTE 10 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

 SPICER JEFFRIES LLP
Certified Public Accountants

4601 DTC BOULEVARD • SUITE 700
           DENVER, COLORADO 80237
TELEPHONE: (303) 753-1959
FAX: (303) 753-0338
www.spicerjeffries.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Alpha Architect ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Alpha Architect U.S. Quantitative Value ETF  (“QVAL”),  Alpha  Architect  International  Quantitative  Value  ETF (“IVAL”),  Alpha  Architect  U.S. Quantitative  Momentum  ETF (“QMOM”),  Alpha  Architect  International  Quantitative  Momentum  ETF (“IMOM”), and Alpha Architect Value Momentum Trend ETF (“VMOT”) (each a series of Alpha Architect ETF Trust, the “Trust” and collectively, “the Funds”) including the schedules of investments as of September 30, 2018, the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the years ended September 30, 2018 and 2017 (QVAL, IVAL, QMOM, IMOM) and for the year ended September 30, 2018 and the period from May 3, 2017 through September 30, 2017 (VMOT), and the related notes and schedules (collectively referred to as the financial statements).

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2018, and the results of their operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year ended September 30, 2016 (QVAL, IVAL), for the period December 2, 2015 to September 30, 2016 (QMOM), for the period December 23, 2015 to September 30, 2016 (IMOM), for the period October 22, 2014 to September 30, 2015 (QVAL) and for the period December 17, 2014 to September 30, 2015 (IVAL) were audited by other auditors whose report dated November 11, 2016 expressed an unqualified opinion on those statements.

Basis for Opinion

The Trust’s management is responsible for these financial statements. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits of the financial statements included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor since 2016.

Denver, Colorado
November 16, 2018

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Period Ended September 30, 2015		Fiscal Period Ended September 30, 2015
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.11%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2016
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.90%	29	11.46%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Period Ended September 30, 2016		Fiscal Period Ended September 30, 2016
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.37%
0.00% to 0.249%	65	30.81%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	1	0.40%	10	3.98%
0.75% to 0.999%	1	0.40%	24	9.56%
0.50% to 0.749%	2	0.80%	45	17.93%
0.25% to 0.499%	19	7.57%	67	26.69%
0.00% to 0.249%	113	45.02%	55	21.91%
-0.001% to -0.249%	101	40.24%	26	10.36%
-0.25% to -0.499%	12	4.78%	12	4.78%
-0.50% to -0.749%	2	0.80%	4	1.59%
-0.75% to -0.999%	0	0.00%	4	1.59%
-1.00% or more	0	0.00%	4	1.59%
	251	100.00%	251	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	5	1.99%	6	2.39%
0.75% to 0.999%	4	1.59%	31	12.35%
0.50% to 0.749%	9	3.59%	44	17.53%
0.25% to 0.499%	22	8.76%	61	24.30%
0.00% to 0.249%	82	32.67%	51	20.32%
-0.001% to -0.249%	81	32.27%	24	9.56%
-0.25% to -0.499%	23	9.16%	20	7.97%
-0.50% to -0.749%	13	5.18%	11	4.38%
-0.75% to -0.999%	6	2.39%	2	0.80%
-1.00% or more	6	2.39%	1	0.40%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Fiscal Period Ended September 30, 2017
Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	2	1.89%
0.25% to 0.499%	24	22.64%
0.00% to 0.249%	58	54.72%
-0.001% to -0.249%	17	16.04%
-0.25% to -0.499%	5	4.72%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	106	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Fiscal Year Ended September 30, 2018		Fiscal Year Ended September 30, 2018
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	0	0.00%	10	3.98%
0.75% to 0.999%	0	0.00%	11	4.38%
0.50% to 0.749%	2	0.80%	47	18.73%
0.25% to 0.499%	11	4.38%	65	25.90%
0.00% to 0.249%	142	56.57%	59	23.51%
-0.001% to -0.249%	90	35.86%	35	13.94%
-0.25% to -0.499%	5	1.99%	11	4.38%
-0.50% to -0.749%	0	0.00%	6	2.39%
-0.75% to -0.999%	0	0.00%	2	0.80%
-1.00% or more	1	0.40%	5	1.99%
	251	100.00%	251	100.00%

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Fiscal Year Ended September 30, 2018		Fiscal Year Ended September 30, 2018
Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days
1.00% or more	6	2.39%	22	8.76%
0.75% to 0.999%	7	2.79%	22	8.76%
0.50% to 0.749%	13	5.18%	46	18.33%
0.25% to 0.499%	19	7.57%	69	27.49%
0.00% to 0.249%	73	29.08%	46	18.33%
-0.001% to -0.249%	78	31.08%	23	9.16%
-0.25% to -0.499%	29	11.55%	9	3.59%
-0.50% to -0.749%	10	3.98%	6	2.39%
-0.75% to -0.999%	9	3.59%	3	1.20%
-1.00% or more	7	2.79%	5	1.99%
	251	100.00%	251	100.00%

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

	Alpha Architect Value Momentum Trend ETF
	Fiscal Year Ended September 30, 2018
Premium/Discount Range	Number of Trading Days	% of Total Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	1	0.40%
0.50% to 0.749%	5	1.99%
0.25% to 0.499%	45	17.93%
0.00% to 0.249%	143	56.97%
-0.001% to -0.249%	43	17.13%
-0.25% to -0.499%	9	3.59%
-0.50% to -0.749%	2	0.80%
-0.75% to -0.999%	2	0.80%
-1.00% or more	1	0.40%
	251	100.00%

ALPHA ARCHITECT ETF TRUST

EXPENSE EXAMPLE
September 30, 2018

As a shareholder of the Alpha Architect ETF Trust, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period April 1, 2018 to September 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 31, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period April 1, 2018 to September 30, 2018
Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.79%	$1,000.00	$1,035.40	$4.03
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
Alpha Architect International Value ETF[1]
Actual	0.79%	$1,000.00	$970.20	$3.90
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
Alpha Architect U.S. Quantitative Momentum ETF[1]
Actual	0.79%	$1,000.00	$1,147.00	$4.25
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
Alpha Architect International Quantitative Momentum ETF[1]
Actual	0.79%	$1,000.00	$932.30	$3.83
Hypothetical (5% annual return before expenses)	0.79%	1,000.00	1,021.11	4.00
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	0.02%	$1,000.00	$996.10	$0.10
Hypothetical (5% annual return before expenses)	0.02%	1,000.00	1,024.97	0.10

1. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/365, to reflect the one-half year period.

2. The advisor has waived 100% of the operating expenses, excluding broker interest expense on securities sold short.

Alpha Architect ETF Trust

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	97.60%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2018 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	0.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	23.90%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended September 30, 2018. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$261,737	$0.0781	100.00%
Alpha Architect International Quantitative Momentum ETF	129,075	0.0561	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015) COO, Alpha Architect (Since 2014) Director, Corporate Strategy, Algeco Scotsman (2013 – 2014) Management Consultant, Boston Consulting Group (2010 – 2013)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	5	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	5	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present).	5	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (215) 882-9983.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

ALPHA ARCHITECT ETF TRUST

PRIVACY POLICY
(Unaudited)

EMPOWERED FUNDS is strongly committed to preserving and safeguarding our clients’ personal financial information. Confidentiality is extremely important to both us and our clients, and we therefore take strict measures to protect the confidentiality and security of our clients’ personal information.

Personal Information
To provide financial planning and investment services, we collect non-public personal information from our clients. The categories of nonpublic personal information collected from a client depend upon the scope of the client engagement. It may include information about the client’s personal finances, information about transactions between the client and third parties, information from custodians, banks, or other financial institutions, information from the client’s other advisors, and information collected from written or verbal communications with the client. We do not disclose any of our clients’ personal information to anyone except as permitted or required by law. We do not disclose any of our clients’ personal information to affiliated or non-affiliated third parties (such as our clients’ other professional and/or service providers) without our clients’ authorization and consent and only for the purpose of providing services on our clients’ behalf. Federal law allows you the right to limit the sharing of your NPI by “opting out” of the following: sharing for affiliates’ everyday business purposes – information about your creditworthiness or sharing with non-affiliates to market to you. State laws and individual companies may give you additional rights to limit sharing. Please notify us immediately at our address or telephone number if you choose to opt out of these types of sharing.

Security
EMPOWERED FUNDS has instituted certain technical, administrative and physical safeguards through which EMPOWERED FUNDS seeks to protect personal information about current and former clients from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of client information contained in electronic form. Second, administrative procedures are used in order to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information is accessible. Third, physical safeguards have been established to prevent access to client information contained in hard-copy form. As these procedures illustrate, EMPOWERED FUNDS realizes the importance of information confidentiality and security, and emphasizes practices which are aimed at achieving those goals.

Questions
EMPOWERED FUNDS welcomes questions and comments about our Privacy Policy. Please call us at +1.215.882.9983.

Adviser
Empowered Funds, LLC
213 Foxcroft Road
Broomall, PA 19008

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Spicer Jeffries LLP
4601 DTC Boulevard, Suite 700
Denver, CO 80237

Legal Counsel
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA  19087

Alpha Architect U.S. Quantitative Value ETF
Symbol – QVAL
CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF
Symbol – IVAL
CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF
Symbol – QMOM
CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF
Symbol – IMOM
CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF
Symbol – VMOT
CUSIP – 02072L508

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Alpha Architect U.S. Quantitative Value ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$8,500	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Value ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$8,500	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$8,500	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

Alpha Architect International Quantitative Momentum ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$8,500	$8,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

Alpha Architect Value Momentum Trend ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	$6,500	$6,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Alpha Architect U.S. Quantitative Value ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Value ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect U.S. Quantitative Momentum ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect International Quantitative Momentum ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Alpha Architect Value Momentum Trend ETF
	FYE 9/30/2018	FYE 9/30/2017
Audit Fees	0%	0%
Audit-Related Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Alpha Architect U.S. Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Value ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect U.S. Quantitative Momentum ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect International Quantitative Momentum ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Alpha Architect Value Momentum Trend ETF
Non-Audit Related Fees	FYE 9/30/2018	FYE 9/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Daniel Dorn,  Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Alpha Architect ETF Trust

By (Signature and Title) /s/ Wesley Gray
   Wesley Gray, President, Principal Executive Officer

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Wesley Gray
       Wesley Gray, President, Principal Executive Officer

Date

By (Signature and Title) /s/ John R. Vogel
       John R. Vogel, Principal Financial Officer and Treasurer

Date